SHARE CAPITAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Issuance of shares warrants exercised shares	925,667	5,118,554
Share issuance costs	$ 48	$ 205
Issuance of shares private placement	819	$ 6,244
Warrants Issued for private placement		4,444,445	1,995,304
Private placement price		$ 2.70	$ 4.27
Proceeds from exercise of warrants			$ 6,128
Issuance of shares options exercised shares		66,661	256,662
Average exercise price		$ 1.13	$ 3.18
Proceeds from exercise of options		$ 75	$ 6,128
Issuance of shares private placement	$ 867	$ 18,449	$ 17,563
Warrants exercised shares			1,924,721
Warrant issued for debt agreement	1,500,000	1,000,000	412,000
Warrants description	The warrants expire on October 4, 2024. 1,000,000 warrants from the previous extension on June 15, 2022, were cancelled.
Warrant issued for consulting agreement	750,000
Warrants agent issued for private placement		133,333
Options vested value	$ 88	$ 116	$ 814
Stock-based compensation	$ 0	$ 696	$ 216
Deferred Share Units issued	666,749	452,910	75,650
Value of deferred share units issued	$ 555	$ 569	$ 323
Executives And Directors [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	602,000	387,500	160,000
Consulting Firms [Member]
IfrsStatementLineItems [Line Items]
Stock option granted			524,999
Employees [Member]
IfrsStatementLineItems [Line Items]
Average exercise price			$ 1.62
Proceeds from exercise of options			$ 416
Issued capital [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants			$ 6,269
Issuance of shares - RSU vested, Shares		166,000
Issuance of shares - private placement, Shares	925,667	9,562,999	4,114,242
Issuance of shares private placement	$ 867	$ 18,449	$ 17,563
Warrants [member]
IfrsStatementLineItems [Line Items]
Share issuance costs		$ 1,283	$ 3,567
Warrants Issued for private placement		4,444,445
Proceeds from exercise of warrants		$ 12,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Shares prices ranging	$ 0.87	$ 0.79
Top of range [member]
IfrsStatementLineItems [Line Items]
Shares prices ranging	$ 1.01	$ 3.65